Contractual obligations (Tables)	12 Months Ended
Dec. 31, 2022
Contractual Obligations
The changes in the contractual obligation are shown below

	2022	2021
Balance at the beginning of the year	147,232	166,025
Revenues recognition upon ore delivery	(31,438)	(45,309)
Remeasurement adjustment (i)	10,565	19,580
Accretion for the year – note 10	5,801	6,936
Balance at the end of year	132,160	147,232
Current	26,188	33,156
Non-current	105,972	114,076